Costs and expenses by nature	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Costs and expenses by nature

18	Costs and expenses by nature

	2024	2023	2022

Payroll	(1,127,533)	(1,085,144)	(880,664)
Hospital and medical agreements	(94,583)	(86,151)	(66,065)
Depreciation and amortization	(333,341)	(289,511)	(206,220)
Lease expenses	(11,207)	(10,871)	(12,153)
Utilities	(22,730)	(20,403)	(17,682)
Maintenance	(127,777)	(105,919)	(76,475)
Share-based compensation	(32,424)	(31,535)	(31,274)
Tax expenses	(12,105)	(14,447)	(10,518)
Pedagogical services	(109,133)	(64,081)	(48,084)
Sales and marketing	(85,469)	(74,140)	(48,217)
Allowance for expected credit losses	(60,894)	(74,552)	(42,708)
Travel expenses	(20,345)	(16,098)	(14,003)
Consulting fees	(46,022)	(62,630)	(35,326)
Other	(201,361)	(189,015)	(168,316)
	(2,284,924)	(2,124,497)	(1,657,705)
Cost of services	(1,215,603)	(1,109,813)	(859,552)
Selling, general and administrative expenses	(1,069,321)	(1,014,684)	(798,153)
	(2,284,924)	(2,124,497)	(1,657,705)